UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-03189
Name of Fund:
BlackRock Financial Institutions Series Trust
BlackRock Summit Cash Reserves Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Financial Institutions Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Summit Cash Reserves Fund
Institutional Shares | MSIXX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.42%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,145,135,113
Number of Portfolio Holdings	156
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.72%
7-Day Yield	3.72%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	46.2%
Repurchase Agreements	38.8%
U.S. Government Sponsored Agency Securities	15.6%
Liabilities in Excess of Other Assets	(0.6)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Institutional Shares | MSIXX
Semi-Annual Shareholder Report — October 31, 2025
MSIXX-10/25-SAR

BlackRock Summit Cash Reserves Fund
Investor A Shares | MSAXX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21	0.42%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,145,135,113
Number of Portfolio Holdings	156
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.72%
7-Day Yield	3.72%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	46.2%
Repurchase Agreements	38.8%
U.S. Government Sponsored Agency Securities	15.6%
Liabilities in Excess of Other Assets	(0.6)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Investor A Shares | MSAXX
Semi-Annual Shareholder Report — October 31, 2025
MSAXX-10/25-SAR

BlackRock Summit Cash Reserves Fund
Investor C Shares | MCBXX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$59	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,145,135,113
Number of Portfolio Holdings	156
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	2.97%
7-Day Yield	2.97%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	46.2%
Repurchase Agreements	38.8%
U.S. Government Sponsored Agency Securities	15.6%
Liabilities in Excess of Other Assets	(0.6)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Investor C Shares | MCBXX
Semi-Annual Shareholder Report — October 31, 2025
MCBXX-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Financial Institutions Series Trust
• BlackRock Summit Cash Reserves Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Government Sponsored Agency Securities — 15.6%
Fannie Mae(a)
(1-day SOFR + 0.12%), 4.16%, 07/29/26	$7,240	$ 7,240,000
(1-day SOFR + 0.14%), 4.56%, 08/21/26	2,200	2,200,000
(1-day SOFR + 0.14%), 4.53%, 10/23/26	2,930	2,930,000
(1-day SOFR + 0.14%), 4.18%, 11/20/26	3,700	3,700,000
(1-day SOFR + 0.14%), 4.52%, 12/11/26	2,900	2,900,000
Federal Farm Credit Banks Funding Corp.(a)
(1-day SOFR + 0.02%), 4.06%, 02/27/26	4,800	4,800,000
(1-day SOFR + 0.04%), 4.08%, 10/20/26	7,095	7,095,000
(1-day SOFR + 0.07%), 4.11%, 11/17/25	1,200	1,200,000
(1-day SOFR + 0.07%), 4.11%, 03/05/27	11,205	11,205,000
(1-day SOFR + 0.07%), 4.11%, 03/26/27	990	990,000
(1-day SOFR + 0.08%), 4.46%, 02/01/27	2,500	2,500,000
(1-day SOFR + 0.09%), 4.13%, 01/27/27	1,025	1,025,000
(1-day SOFR + 0.10%), 4.14%, 06/24/26	500	500,000
(1-day SOFR + 0.10%), 4.14%, 06/26/26	1,290	1,290,000
(1-day SOFR + 0.13%), 4.51%, 10/22/27	587	587,000
(1-day SOFR + 0.14%), 4.18%, 10/15/26	7,400	7,399,611
(1-day SOFR + 0.14%), 4.18%, 12/23/26	700	700,000
(1-day SOFR + 0.14%), 4.18%, 12/30/26	600	600,000
(3-mo.Treasury money market yield + 0.27%), 4.03%, 10/16/26	4,000	4,000,000
Federal Farm Credit Discount Notes, 3.98%, 12/11/25	550	547,580
Federal Home Loan Bank
4.30%, 11/07/25	2,600	2,599,929
4.05%, 11/19/25(a)	3,200	3,200,000
4.06%, 12/23/25(a)	2,500	2,500,000
4.10%, 02/26/26	11,100	11,087,869
4.38%, 06/05/26	4,000	3,999,278
(1-day SOFR + 0.01%), 4.30%, 11/28/25(a)	4,000	4,000,000
(1-day SOFR + 0.01%), 4.29%, 12/02/25(a)	2,515	2,515,000
(1-day SOFR + 0.01%), 4.29%, 12/03/25(a)	3,770	3,770,000
(1-day SOFR + 0.01%), 4.05%, 02/17/26(a)	1,295	1,295,000
(1-day SOFR + 0.01%), 4.23%, 04/07/26(a)	2,800	2,800,000
(1-day SOFR + 0.01%), 4.05%, 04/20/26(a)	600	600,000
(1-day SOFR + 0.01%), 4.05%, 05/20/26(a)	1,200	1,200,000
(1-day SOFR + 0.02%), 4.27%, 12/12/25(a)	2,600	2,600,000
(1-day SOFR + 0.03%), 4.07%, 04/17/26(a)	2,700	2,700,000
(1-day SOFR + 0.03%), 4.07%, 05/28/26(a)	1,400	1,400,000
(1-day SOFR + 0.03%), 4.32%, 06/04/26(a)	2,800	2,800,000
(1-day SOFR + 0.03%), 4.33%, 06/30/26(a)	1,360	1,360,000
(1-day SOFR + 0.03%), 4.33%, 07/02/26(a)	2,995	2,995,000
(1-day SOFR + 0.07%), 4.34%, 03/25/27(a)	2,170	2,170,000
(1-day SOFR + 0.10%), 4.14%, 06/26/26(a)	3,590	3,590,000
(1-day SOFR + 0.10%), 4.14%, 02/25/27(a)	2,770	2,770,000
(1-day SOFR + 0.10%), 4.41%, 03/18/27(a)	2,910	2,910,000
(1-day SOFR), 4.05%, 11/14/25(a)	9,100	9,099,959
(1-day SOFR), 4.04%, 12/18/25(a)	1,310	1,310,000
(1-day SOFR), 4.04%, 12/19/25(a)	1,555	1,555,000
(1-day SOFR), 4.04%, 12/22/25(a)	525	525,000
(1-day SOFR), 4.04%, 12/24/25(a)	2,570	2,570,000
(1-day SOFR), 4.04%, 12/26/25(a)	3,630	3,630,000
(1-day SOFR), 4.04%, 12/30/25(a)	3,740	3,740,000
(1-day SOFR), 4.04%, 01/13/26(a)	5,055	5,055,000
(1-day SOFR), 4.04%, 03/20/26(a)	1,200	1,200,000
Federal Home Loan Bank Discount Notes
4.27%, 11/28/25	4,575	4,560,674
Security	Par (000)	Value
U.S. Government Sponsored Agency Securities (continued)
Federal Home Loan Bank Discount Notes (continued)
3.93%, 12/19/25	$3,370	$ 3,352,436
3.91%, 01/02/26	5,550	5,513,009
4.02%, 02/03/26	2,161	2,138,712
Federal Home Loan Mortgage Corp.(a)
(1-day SOFR + 0.12%), 4.53%, 05/05/27	1,700	1,700,000
(1-day SOFR + 0.14%), 4.49%, 09/23/26	2,400	2,400,000
(1-day SOFR + 0.14%), 4.54%, 10/16/26	1,800	1,800,000
		178,421,057
U.S. Treasury Obligations — 46.2%
U.S. Treasury Bills(b)
4.21%, 11/04/25	4,987	4,985,289
4.23%, 11/06/25	2,799	2,797,112
4.26%, 11/12/25 - 01/22/26	55,975	55,754,991
4.35%, 11/18/25	1,620	1,616,766
4.29%, 11/20/25	12,950	12,921,704
4.34%, 11/25/25	12,393	12,358,698
4.31%, 11/28/25	5,600	5,582,540
4.32%, 12/02/25	10,628	10,589,338
4.01%, 12/04/25 - 03/05/26	33,856	33,556,463
4.22%, 12/09/25	22,525	22,427,421
4.30%, 12/11/25 - 12/18/25	15,068	14,989,414
4.14%, 12/16/25	13,562	13,493,304
4.10%, 12/23/25	18,120	18,015,435
4.13%, 12/30/25	11,410	11,334,827
4.27%, 01/15/26 - 01/29/26	4,100	4,061,439
3.89%, 02/03/26	18,601	18,417,165
4.12%, 02/05/26 - 06/11/26	22,875	22,522,026
3.88%, 02/10/26	16,160	15,988,546
4.11%, 02/12/26 - 05/14/26	25,907	25,526,181
3.91%, 02/17/26	1,922	1,900,032
3.83%, 02/24/26	6,615	6,536,075
4.05%, 02/26/26	8,700	8,589,384
3.85%, 03/12/26	5,865	5,785,394
3.84%, 03/19/26 - 04/02/26	15,876	15,643,415
3.82%, 04/09/26 - 09/03/26	27,241	26,493,050
3.81%, 04/16/26	12,718	12,501,936
3.78%, 04/23/26	11,635	11,430,360
3.76%, 04/30/26	20,749	20,371,368
3.92%, 08/06/26	1,039	1,008,851
U.S. Treasury Notes
4.44%, 11/30/25	400	398,751
4.23%, 12/31/25	1,770	1,770,044
4.26%, 12/31/25	2,135	2,121,819
(3-mo.Treasury money market yield + 0.25%), 4.01%, 01/31/26(a)	7,720	7,720,000
4.24%, 01/31/26	200	198,136
4.11%, 02/28/26	700	692,001
4.12%, 02/28/26	800	801,275
4.04%, 03/31/26 - 05/15/26	12,410	12,248,042
(3-mo.Treasury money market yield + 0.15%), 3.91%, 04/30/26(a)	12,400	12,400,352
4.07%, 04/30/26	620	614,925
4.15%, 06/30/26	3,740	3,751,267
4.16%, 06/30/26	510	499,298
(3-mo.Treasury money market yield + 0.18%), 4.00%, 07/31/26(a)	7,775	7,771,942
3.73%, 10/31/26	517	518,987
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
(3-mo.Treasury money market yield + 0.21%), 3.94%, 10/31/26(a)	$29,820	$ 29,828,644
(3-mo.Treasury money market yield + 0.10%), 3.87%, 01/31/27(a)	21,635	21,634,221
(3-mo.Treasury money market yield + 0.16%), 3.96%, 07/31/27(a)	8,934	8,928,356
		529,096,584
Total Short-Term Securities —61.8% (Cost: $707,517,641)		707,517,641
Total Repurchase Agreements — 38.8% (Cost: $444,000,000)		444,000,000
Total Investments — 100.6% (Cost: $1,151,517,641)		1,151,517,641
Liabilities in Excess of Other Assets — (0.6)%		(6,382,528)
Net Assets — 100.0%		$ 1,145,135,113

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are the current rate or a range of current rates as of period end.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BNP Paribas S.A.	4.14%	10/31/25	11/03/25	$ 80,000	$ 80,000,000	$ 80,027,600	U.S. Treasury Obligation, 0.00% to 4.25%, due 8/15/35 to 5/15/52	$ 88,563,080	$ 81,600,000
BofA Securities, Inc.	4.14	10/31/25	11/03/25	2,000	2,000,000	2,000,690	U.S. Treasury Obligation, 0.00%, due 8/15/28	2,258,363	2,040,000
	4.16	10/31/25	11/03/25	62,000	62,000,000	62,021,494	U.S. Government Sponsored Agency Obligation, 0.70% to 7.00%, due 1/27/26 to 8/20/75	95,973,647	63,240,000
Total BofA Securities, Inc.					$ 64,000,000				$ 65,280,000
J.P. Morgan Securities LLC	4.19 (a)	10/31/25	01/30/26	10,000	10,000,000	10,105,914	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 10/25/42 to 11/20/54	248,977,425	10,500,001
	4.14	10/31/25	11/03/25	90,000	90,000,000	90,031,050	U.S. Treasury Obligation, 0.13% to 4.63%, due 10/31/27 to 1/15/32	85,963,000	91,800,045
Total J.P. Morgan Securities LLC					$ 100,000,000				$ 102,300,046
Mizuho Securities USA, Inc.	4.17	10/31/25	11/03/25	100,000	100,000,000	100,034,750	U.S. Treasury Obligation, 1.13%, due 10/15/30	102,738,200	102,000,088
TD Securities (USA) LLC	4.15	10/31/25	11/03/25	100,000	100,000,000	100,034,583	U.S. Treasury Obligation, 3.86%, due 1/31/27	102,123,300	102,000,037
					$ 444,000,000				$ 453,180,171

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Summit Cash Reserves Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Securities	$ —	$ 178,421,057	$ —	$ 178,421,057
U.S. Treasury Obligations	—	529,096,584	—	529,096,584
Repurchase Agreements	—	444,000,000	—	444,000,000
	$—	$1,151,517,641	$—	$1,151,517,641
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
October 31, 2025

BlackRock Summit Cash Reserves Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 707,517,641
Cash	1,903,998
Repurchase agreements, at value(b)	444,000,000
Receivables:
Capital shares sold	9,002,357
Interest — unaffiliated	950,130
Prepaid expenses	101,488
Total assets	1,163,475,614
LIABILITIES
Payables:
Investments purchased	11,205,000
Accounting services fees	9,233
Capital shares redeemed	6,396,883
Custodian fees	7,730
Income dividend distributions	300,976
Investment advisory fees	361,100
Trustees’ and Officer’s fees	3,090
Other accrued expenses	14,242
Service and distribution fees	590
Transfer agent fees	41,657
Total liabilities	18,340,501
Commitments and contingent liabilities
NET ASSETS	$ 1,145,135,113
NET ASSETS CONSIST OF
Paid-in capital	$ 1,145,378,584
Accumulated loss	(243,471)
NET ASSETS	$ 1,145,135,113
(a) Investments, at cost—unaffiliated	$707,517,641
(b) Repurchase agreements, at cost	$444,000,000

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2025

BlackRock Summit Cash Reserves Fund
NET ASSET VALUE
Institutional
Net assets	$ 131,848,279
Shares outstanding	131,900,650
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 1,011,692,762
Shares outstanding	1,012,078,535
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 1,594,072
Shares outstanding	1,594,641
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended October 31, 2025

BlackRock Summit Cash Reserves Fund
INVESTMENT INCOME
Interest — unaffiliated	$24,073,337
Total investment income	24,073,337
EXPENSES
Investment advisory	2,799,334
Transfer agent — class specific	95,475
Registration	89,386
Professional	56,067
Accounting services	16,286
Custodian	14,719
Printing and postage	8,089
Trustees and Officer	7,575
Distribution — class specific	6,278
Miscellaneous	11,434
Total expenses excluding interest expense	3,104,643
Interest expense — unaffiliated	63
Total expenses	3,104,706
Less:
Fees waived and/or reimbursed by the Manager	(654,607)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(94,400)
Total expenses after fees waived and/or reimbursed	2,355,699
Net investment income	21,717,638
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	8,478
Net realized and unrealized gain	8,478
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,726,116
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,717,638	$41,690,372
Net realized gain	8,478	30,108
Net increase in net assets resulting from operations	21,726,116	41,720,480
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,667,053)	(5,554,360)
Investor A	(19,313,797)	(36,122,547)
Investor C	(26,578)	(24,593)
Decrease in net assets resulting from distributions to shareholders	(22,007,428)	(41,701,500)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	77,462,725	271,264,369
NET ASSETS
Total increase in net assets	77,181,413	271,283,349
Beginning of period	1,067,953,700	796,670,351
End of period	$1,145,135,113	$1,067,953,700

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund
	Institutional
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0196	0.0446	0.0491	0.0263	0.0001	0.0000 (a)
Net realized and unrealized gain (loss)	(0.0002)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0194	0.0446	0.0491	0.0263	0.0001	0.0003
Distributions(b)
From net investment income	(0.0196)	(0.0446)	(0.0491)	(0.0263)	(0.0001)	(0.0000)(c)
From net realized gain	—	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0196)	(0.0446)	(0.0491)	(0.0263)	(0.0001)	(0.0003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	1.98%(e)	4.56%	5.03%	2.66%	0.01%	0.03%
Ratios to Average Net Assets
Total expenses	0.57%(f)	0.56%	0.59%	0.59%	0.60%	0.61%
Total expenses after fees waived and/or reimbursed	0.42%(f)	0.42%	0.42%	0.41%	0.12%	0.17%
Net investment income	3.89%(f)	4.43%	4.92%	2.66%	0.00%(g)	0.00%(g)
Supplemental Data
Net assets, end of period (000)	$131,848	$142,088	$114,948	$97,307	$101,901	$87,699

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor A
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0196	0.0446	0.0491	0.0263	0.0002	0.0000 (a)
Net realized and unrealized gain (loss)	(0.0003)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0193	0.0446	0.0491	0.0263	0.0002	0.0003
Distributions(b)
From net investment income	(0.0196)	(0.0446)	(0.0491)	(0.0263)	(0.0002)	(0.0000)(c)
From net realized gain	—	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0196)	(0.0446)	(0.0491)	(0.0263)	(0.0002)	(0.0003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	1.98%(e)	4.56%	5.03%	2.66%	0.02%	0.04%
Ratios to Average Net Assets
Total expenses	0.55%(f)	0.55%	0.57%	0.59%	0.61%	0.60%
Total expenses after fees waived and/or reimbursed	0.42%(f)	0.42%	0.42%	0.41%	0.10%	0.17%
Net investment income	3.88%(f)	4.42%	4.92%	2.74%	0.01%	0.00%(g)
Supplemental Data
Net assets, end of period (000)	$1,011,693	$924,184	$681,247	$484,690	$356,419	$346,281

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor C
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0158	0.0371	0.0416	0.0194	0.0002	0.0000 (a)
Net realized and unrealized gain (loss)	(0.0003)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0155	0.0371	0.0416	0.0194	0.0002	0.0003
Distributions(b)
From net investment income	(0.0158)	(0.0371)	(0.0416)	(0.0194)	(0.0002)	(0.0000)(c)
From net realized gain	—	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0158)	(0.0371)	(0.0416)	(0.0194)	(0.0002)	(0.0003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	1.59%(e)	3.78%	4.24%	1.96%	0.03%	0.04%
Ratios to Average Net Assets
Total expenses	1.48%(f)	1.53%	1.35%	1.35%	1.46%	1.38%
Total expenses after fees waived and/or reimbursed	1.17%(f)	1.17%	1.17%	1.11%	0.10%	0.20%
Net investment income	3.13%(f)	3.55%	4.15%	1.75%	0.02%	0.00%(g)
Supplemental Data
Net assets, end of period (000)	$1,594	$1,682	$475	$820	$948	$1,052

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Financial Institutions Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Summit Cash Reserves Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional Shares are sold without a sales charge and only to certain eligible investors.  Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase.  Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders.  Investor C Shares automatically convert to Investor A Shares after approximately eight years.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
The  Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.50% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Distribution Fees
Investor C	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Investor C
Distribution fees — class specific	$ 6,278
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Fund Name	Investor A	Investor C	Total
BlackRock Summit Cash Reserves Fund	$ 8,374	$ 787	$ 9,161
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Total
Transfer agent fees — class specific	$ 20,683	$ 73,171	$ 1,621	$ 95,475
Other Fees:  For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Summit Cash Reserves Fund	$ 814	$ 64
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:
Share Class	Expense Limitation
Institutional	0.42%
Investor A	0.42
Investor C	1.17
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $654,607 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statement of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 20,414	$ 72,367	$ 1,619	$ 94,400
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, investment advisory and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended October 31, 2025, there were no fees waived and/or reimbursed by the Manager under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Summit Cash Reserves Fund	$ 1,151,517,719	$ —	$ (78)	$ (78)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

7.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
Transactions in capital shares for each class were as follows:
Share Class	Six Months Ended 10/31/25	Year Ended 04/30/25
Institutional
Shares sold	34,524,766	99,123,712
Shares issued in reinvestment of distributions	2,615,654	5,516,888
Shares redeemed	(47,349,231)	(77,504,889)
	(10,208,811)	27,135,711
Investor A
Shares sold and automatic conversion of shares	470,931,886	907,710,579
Shares issued in reinvestment of distributions	18,668,332	35,764,400
Shares redeemed	(401,841,499)	(700,552,924)
	87,758,719	242,922,055
Investor C
Shares sold	170,100	1,480,710
Shares issued in reinvestment of distributions	23,002	22,263
Shares redeemed and automatic conversion of shares	(280,285)	(296,370)
	(87,183)	1,206,603
	77,462,725	271,264,369
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 50,000 Investor C shares of the Fund.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

9.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Financial Institutions Series Trust (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Summit Cash Reserves Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
In addition to reviewing the Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board considered information provided by BlackRock in response to follow-up questions from the Board regarding the Fund’s management fees relative to its Expense Peers. In addition, the Board noted that BlackRock and the Board agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Financial Institutions Series Trust

Date: December 22, 2025